Parent company only condensed financial information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Condensed Statements of Cash Flows
Net cash used in operating activities	¥ (154,595)	$ (22,416)	¥ (294,588)	¥ (107,498)
Purchases of intangible assets, property and equipment	(1,806)	(262)	(3,142)	(4,131)
Cash netflow from deconsolidation of subsidiaries, net of cash disposed	5,074	736
Net cash provided by/(used in) investing activities	(39,926)	(5,789)	36,509	(91,265)
Proceeds from employees exercising stock options	143	21	4	120
Net cash provided by financing activities	63,069	9,144	23,380	98,597
Parent company
Schedule of Condensed Statements of Cash Flows
Net cash used in operating activities	(14,635)	(2,122)	(28,745)	(71,787)
Purchases of intangible assets, property and equipment				(1,260)
Cash netflow from deconsolidation of subsidiaries, net of cash disposed	19,005	2,755
Investments and loans extended to subsidiaries and VIEs	(40,362)	(5,852)		(65,907)
Repayment of loans by subsidiaries	51,919	7,528	25,094
Net cash provided by/(used in) investing activities	30,562	4,431	25,094	(67,167)
Proceeds from employees exercising stock options	143	21	4	120
Net cash provided by financing activities	¥ 143	$ 21	¥ 4	¥ 120